Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues
Electric	$ 12,019	$ 11,606	$ 10,645
Natural gas	3,021	3,350	3,196
Total operating revenues	15,040	14,956	13,841
Operating Expenses
Cost of electricity	4,162	4,016	3,898
Cost of natural gas	861	1,317	1,291
Operating and maintenance	6,052	5,466	4,439
Depreciation, amortization, and decommissioning	2,272	2,215	1,905
Total operating expenses	13,347	13,014	11,533
Operating Income	1,693	1,942	2,308
Interest income	7	7	9
Interest expense	(703)	(700)	(684)
Other income, net	70	49	27
Income Before Income Taxes	1,067	1,298	1,660
Income tax provision	262	440	547
Net Income	830	858	1,113
Preferred stock dividend requirement of subsidiary	14	14	14
Preferred stock dividend requirement	14	14	14
Net Income	816	844	1,099
Weighted Average Common Shares Outstanding, Basic	424	401	382
Weighted Average Common Shares Outstanding, Diluted	425	402	392
Net earnings per common share, basic	$ 1.92	$ 2.1	$ 2.86
Net Earnings Per Common Share, Diluted	$ 1.92	$ 2.1	$ 2.82
Dividends Declared Per Common Share	$ 1.82	$ 1.82	$ 1.82
Pacific Gas And Electric Company [Member]
Operating Revenues
Electric	12,014	11,601	10,644
Natural gas	3,021	3,350	3,196
Total operating revenues	15,035	14,951	13,840
Operating Expenses
Cost of electricity	4,162	4,016	3,898
Cost of natural gas	861	1,317	1,291
Operating and maintenance	6,045	5,459	4,432
Depreciation, amortization, and decommissioning	2,272	2,215	1,905
Total operating expenses	13,340	13,007	11,526
Operating Income	1,695	1,944	2,314
Interest income	6	5	9
Interest expense	(680)	(677)	(650)
Other income, net	88	53	22
Income Before Income Taxes	1,109	1,325	1,695
Income tax provision	298	480	574
Net Income	811	845	1,121
Preferred stock dividend requirement	14	14	14
Net Income	$ 797	$ 831	$ 1,107